Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Assets, Net [Abstract]
Schedule of Other Current Assets

Other current assets mainly consist of the prepaid tax, the prepaid services for maintenance of online trading system, the advertising and promotional services, prepaid financial advisory and banking services, as well as other current assets.

	December 31, 2024	December 31, 2023
Deposit	$-	$5,557
Other current assets	-	6,829,212
Less: allowance for doubtful accounts	-	-
Subtotal	-	6,834,769
Less: Prepayment and other current assets, net – discontinued operations	-	-
Prepayment and other current assets, net	$-	$6,834,769